UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Castine Capital Management, LLC

Address:    One International Place
            Suite 2401
            Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Magidson
Title:      Managing Member
Phone:      (617) 310-5190

Signature, Place and Date of Signing:


/s/ Paul Magidson             Boston, Massachusetts           May 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  110

Form 13F Information Table Value Total:  $530,934
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13763               Castine Partners II, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                --------------   -----       -------   -------   --- ----   ----------   -----  ----  ------   ----
1ST UNITED BANCORP INC FLA    COM              33740N105    4,853      602,804 SH         SHARED        1       602,804
1ST UNITED BANCORP INC FLA    COM              33740N105    2,643      328,374 SH         SOLE                  328,374
AMERICAN CAP LTD              COM              02503Y103      960      189,036 SH         SHARED        1       189,036
AMERICAN CAP LTD              COM              02503Y103      740      145,605 SH         SOLE                  145,605
AMERICAN INTL GROUP INC       COM NEW          026874784   47,465    1,390,300     PUT    SHARED        1     1,390,300
AMERICAN INTL GROUP INC       COM NEW          026874784   25,892      758,400     PUT    SOLE                  758,400
AMERIS BANCORP                COM              03076K108      657       72,795 SH         SHARED        1        72,795
AMERIS BANCORP                COM              03076K108      358       39,661 SH         SOLE                   39,661
AON CORP                      COM              037389103    6,301      147,536 SH         SHARED        1       147,536
AON CORP                      COM              037389103    3,433       80,369 SH         SOLE                   80,369
ASSOCIATED BANC CORP          COM              045487105    2,671      194,100 SH         SHARED        1       194,100
ASSOCIATED BANC CORP          COM              045487105    1,457      105,900 SH         SOLE                  105,900
BANCORP INC DEL               COM              05969A105    6,601      741,644 SH         SHARED        1       741,644
BANCORP INC DEL               COM              05969A105    3,596      404,017 SH         SOLE                  404,017
BANCORP RHODE ISLAND INC      COM              059690107    2,354       86,059 SH         SHARED        1        86,059
BANCORP RHODE ISLAND INC      COM              059690107    1,282       46,880 SH         SOLE                   46,880
BANK OF AMERICA CORPORATION   COM              060505104   12,704      711,700 SH         SHARED        1       711,700
BANK OF AMERICA CORPORATION   COM              060505104    6,931      388,300 SH         SOLE                  388,300
BCSB BANCORP INC              COM              055367106      996      104,894 SH         SHARED        1       104,894
BCSB BANCORP INC              COM              055367106      543       57,141 SH         SOLE                   57,141
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    2,741      289,109 SH         SHARED        1       289,109
BENEFICIAL MUTUAL BANCORP IN  COM              08173R104    1,494      157,610 SH         SOLE                  157,610
CAPE BANCORP INC              COM              139209100    3,359      416,237 SH         SHARED        1       416,237
CAPE BANCORP INC              COM              139209100    1,830      226,744 SH         SOLE                  226,744
CENTURY BANCORP INC MASS      CL A NON VTG     156432106    2,959      154,097 SH         SHARED        1       154,097
CENTURY BANCORP INC MASS      CL A NON VTG     156432106    1,612       83,943 SH         SOLE                   83,943
CHIMERA INVT CORP             COM              16934Q109    7,823    2,011,182 SH         SHARED        1     2,011,182
CHIMERA INVT CORP             COM              16934Q109    4,262    1,095,577 SH         SOLE                1,095,577
CHUBB CORP                    COM              171232101    4,529       87,345 SH         SHARED        1        87,345
CHUBB CORP                    COM              171232101    2,471       47,655 SH         SOLE                   47,655
CIT GROUP INC                 COM NEW          125581801    2,521       64,700 SH         SHARED        1        64,700
CIT GROUP INC                 COM NEW          125581801    1,375       35,300 SH         SOLE                   35,300
CITIZENS REPUBLIC BANCORP IN  COM              174420109    2,583    2,265,856 SH         SHARED        1     2,265,856
CITIZENS REPUBLIC BANCORP IN  COM              174420109    1,407    1,234,144 SH         SOLE                1,234,144
DANVERS BANCORP INC           COM              236442109    4,368      315,828 SH         SHARED        1       315,828
DANVERS BANCORP INC           COM              236442109    2,379      172,045 SH         SOLE                  172,045
EAGLE BANCORP INC MD          COM              268948106    2,292      193,413 SH         SHARED        1       193,413
EAGLE BANCORP INC MD          COM              268948106    1,249      105,361 SH         SOLE                  105,361
ESSA BANCORP INC              COM              29667D104      915       72,982 SH         SHARED        1        72,982
ESSA BANCORP INC              COM              29667D104      497       39,655 SH         SOLE                   39,655
FIRST BUSEY CORP              COM              319383105      423       95,692 SH         SHARED        1        95,692
FIRST BUSEY CORP              COM              319383105      230       51,934 SH         SOLE                   51,934
FIRST CALIFORNIA FINANCIAL G  COM NEW          319395109    1,196      452,900 SH         SHARED        1       452,900
FIRST CALIFORNIA FINANCIAL G  COM NEW          319395109      652      247,100 SH         SOLE                  247,100
FIRST CMNTY BANCSHARES INC N  COM              31983A103      843       68,187 SH         SHARED        1        68,187
FIRST CMNTY BANCSHARES INC N  COM              31983A103      459       37,145 SH         SOLE                   37,145
FRANKLIN RES INC              COM              354613101   28,701      258,800     PUT    SHARED        1       258,800
FRANKLIN RES INC              COM              354613101   15,659      141,200     PUT    SOLE                  141,200
FREIGHTCAR AMER INC           COM              357023100    5,887      243,661 SH         SHARED        1       243,661
FREIGHTCAR AMER INC           COM              357023100    3,216      133,104 SH         SOLE                  133,104
GENWORTH FINL INC             COM CL A         37247D106    2,373      129,400 SH         SHARED        1       129,400
GENWORTH FINL INC             COM CL A         37247D106    1,295       70,600 SH         SOLE                   70,600
GOLDMAN SACHS GROUP INC       COM              38141G104    8,280       48,525 SH         SHARED        1        48,525
GOLDMAN SACHS GROUP INC       COM              38141G104    4,517       26,475 SH         SOLE                   26,475
GRAMERCY CAP CORP             COM              384871109      263       94,155 SH         SHARED        1        94,155
GRAMERCY CAP CORP             COM              384871109      205       73,450 SH         SOLE                   73,450
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    9,291      348,250 SH         SHARED        1       348,250
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    5,061      189,706 SH         SOLE                  189,706
HERITAGE FINL CORP WASH       COM              42722X106    3,405      225,648 SH         SHARED        1       225,648
HERITAGE FINL CORP WASH       COM              42722X106    1,855      122,921 SH         SOLE                  122,921
HILLTOP HOLDINGS INC          COM              432748101    2,615      222,595 SH         SHARED        1       222,595
HILLTOP HOLDINGS INC          COM              432748101    1,424      121,200 SH         SOLE                  121,200
HOME FED BANCORP INC MD       COM              43710G105    8,286      571,044 SH         SHARED        1       571,044
HOME FED BANCORP INC MD       COM              43710G105    4,514      311,071 SH         SOLE                  311,071
HUNTINGTON BANCSHARES INC     COM              446150104    3,487      647,000 SH         SHARED        1       647,000
HUNTINGTON BANCSHARES INC     COM              446150104    1,903      353,000 SH         SOLE                  353,000
IBERIABANK CORP               COM              450828108    4,381       72,997 SH         SHARED        1        72,997
IBERIABANK CORP               COM              450828108    2,390       39,827 SH         SOLE                   39,827
ISTAR FINL INC                COM              45031U101      179       39,010 SH         SHARED        1        39,010
ISTAR FINL INC                COM              45031U101      153       33,390 SH         SOLE                   33,390
JPMORGAN CHASE & CO           COM              46625H100    2,895       64,700 SH         SHARED        1        64,700
JPMORGAN CHASE & CO           COM              46625H100    1,580       35,300 SH         SOLE                   35,300
LENNAR CORP                   CL B             526057302    7,858      563,266 SH         SHARED        1       563,266
LENNAR CORP                   CL B             526057302    4,280      306,835 SH         SOLE                  306,835
LOEWS CORP                    COM              540424108    9,010      241,694 SH         SHARED        1       241,694
LOEWS CORP                    COM              540424108    4,908      131,661 SH         SOLE                  131,661
METRO BANCORP INC PA          COM              59161R101    3,551      257,884 SH         SHARED        1       257,884
METRO BANCORP INC PA          COM              59161R101    1,934      140,481 SH         SOLE                  140,481
MFA FINANCIAL INC             COM              55272X102    2,373      322,355 SH         SHARED        1       322,355
MFA FINANCIAL INC             COM              55272X102    1,292      175,601 SH         SOLE                  175,601
NEWPORT BANCORP INC           COM              651754103    2,394      203,716 SH         SHARED        1       203,716
NEWPORT BANCORP INC           COM              651754103    1,303      110,929 SH         SOLE                  110,929
NORTHWEST BANCSHARES INC MD   COM              667340103    5,490      468,040 SH         SHARED        1       468,040
NORTHWEST BANCSHARES INC MD   COM              667340103    2,991      254,961 SH         SOLE                  254,961
OCEANFIRST FINL CORP          COM              675234108    2,206      194,207 SH         SHARED        1       194,207
OCEANFIRST FINL CORP          COM              675234108    1,202      105,793 SH         SOLE                  105,793
PENN MILLERS HLDG CORP        COM              707561106    3,987      328,114 SH         SHARED        1       328,114
PENN MILLERS HLDG CORP        COM              707561106    2,172      178,737 SH         SOLE                  178,737
REGIONS FINANCIAL CORP NEW    COM              7591EP100    2,287      291,364 SH         SHARED        1       291,364
REGIONS FINANCIAL CORP NEW    COM              7591EP100    1,245      158,636 SH         SOLE                  158,636
SPDR GOLD TRUST               GOLD SHS         78463V107    7,202       66,101 SH         SHARED        1        66,101
SPDR GOLD TRUST               GOLD SHS         78463V107    3,923       36,008 SH         SOLE                   36,008
SPDR S&P 500 ETF TR           UNIT SER 1 S&P,  78462F103   60,559      517,600     PUT    SHARED        1       517,600
SPDR S&P 500 ETF TR           UNIT SER 1 S&P,  78462F103   33,041      282,400     PUT    SOLE                  282,400
STERLING BANCSHARES INC       COM              858907108      664      118,653 SH         SHARED        1       118,653
STERLING BANCSHARES INC       COM              858907108      363       64,736 SH         SOLE                   64,736
TRADESTATION GROUP INC        COM              89267P105    3,629      517,752 SH         SHARED        1       517,752
TRADESTATION GROUP INC        COM              89267P105    1,979      282,248 SH         SOLE                  282,248
UNITED FINANCIAL BANCORP INC  COM              91030T109    4,001      286,193 SH         SHARED        1       286,193
UNITED FINANCIAL BANCORP INC  COM              91030T109    2,180      155,902 SH         SOLE                  155,902
US BANCORP DEL                COM NEW          902973304    9,209      355,850 SH         SHARED        1       355,850
US BANCORP DEL                COM NEW          902973304    5,025      194,150 SH         SOLE                  194,150
WASHINGTON BKG CO OAK HBR WA  COM              937303105    3,342      265,417 SH         SHARED        1       265,417
WASHINGTON BKG CO OAK HBR WA  COM              937303105    1,820      144,583 SH         SOLE                  144,583
WEBSTER FINL CORP CONN        COM              947890109    3,357      191,926 SH         SHARED        1       191,926
WEBSTER FINL CORP CONN        COM              947890109    1,828      104,503 SH         SOLE                  104,503
WHITE MTNS INS GROUP LTD      COM              G9618E107    5,928       16,699 SH         SHARED        1        16,699
WHITE MTNS INS GROUP LTD      COM              G9618E107    3,229        9,097 SH         SOLE                    9,097
WILLIS LEASE FINANCE CORP     COM              970646105    4,176      264,650 SH         SHARED        1       264,650
WILLIS LEASE FINANCE CORP     COM              970646105    2,275      144,152 SH         SOLE                  144,152

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